ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2022
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONSS

NOTE 7 – ASSET RETIREMENT OBLIGATIONS

The following table presents the reconciliation of the beginning and ending aggregate carrying amounts of long-term legal obligations associated with the future retirement of oil and natural gas properties for the years ended December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
Carrying amount at beginning of year	$53,055	$46,748
Accretion	8,490	6,307
Carrying amount at end of year	$61,545	$53,055